EX-99.1


Sequoia Mortgage Trust
Mortgage-Backed Pass-Through Certificate

Distribution Date: 11/25/2013

Sequoia Mortgage Trust
Mortgage-Backed Pass-Through Certificate
Series 2011-2

Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675

                                        Certificateholder Distribution Summary

         Class                      CUSIP            Record       Certificate            Beginning             Interest
                                                       Date      Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                   81744QAA1        10/31/2013          3.90000%        89,757,802.50           291,712.86
          B-1                   81744QAB9        10/31/2013          4.55465%         9,961,174.37            37,808.07
          B-2                   81744QAC7        10/31/2013          4.55465%         4,708,848.59            17,872.64
          B-3                   81744QAD5        10/31/2013          4.55465%         5,251,360.46            19,931.76
          B-4                   81744QAF0        10/31/2013          4.55465%         2,897,901.49            10,999.11
          B-5                   81744QAG8        10/31/2013          4.55465%         3,985,101.07            15,125.62
         A-IO                   81744QAE3        10/31/2013          0.65465%                 0.00            48,966.74
           R                    81744QAH6        10/31/2013          4.55672%                 0.00                 0.00
          LTR                   81744QAJ2        10/31/2013          0.00000%                 0.00                 0.00

Totals                                                                              116,562,188.48           442,416.80


                                   Certificateholder Distribution Summary (continued)


         Class                   Principal           Current              Ending              Total          Cumulative
                              Distribution          Realized         Certificate       Distribution            Realized
                                                        Loss             Balance                                 Losses
          A-1                 3,521,683.21              0.00       86,236,119.29       3,813,396.07                0.00
          B-1                    15,123.93              0.00        9,946,050.44          52,932.00                0.00
          B-2                     7,149.39              0.00        4,701,699.20          25,022.03                0.00
          B-3                     7,973.08              0.00        5,243,387.38          27,904.84                0.00
          B-4                     4,399.85              0.00        2,893,501.64          15,398.96                0.00
          B-5                     6,050.53              0.00        3,979,050.54          21,176.15                0.00
         A-IO                         0.00              0.00                0.00          48,966.74                0.00
           R                          0.00              0.00                0.00               0.00                0.00
          LTR                         0.00              0.00                0.00               0.00                0.00

Totals                        3,562,379.99              0.00      112,999,808.49       4,004,796.79                0.00

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A.
has not independently confirmed the accuracy of the information.


All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                     Original             Beginning           Scheduled        UnScheduled         Accretion
                                       Face           Certificate           Principal          Principal
                                     Amount               Balance        Distribution       Distribution

          A-1                347,460,000.00         89,757,802.50          136,278.20       3,385,405.01              0.00
          B-1                 10,319,000.00          9,961,174.37           15,123.93               0.00              0.00
          B-2                  4,878,000.00          4,708,848.59            7,149.39               0.00              0.00
          B-3                  5,440,000.00          5,251,360.46            7,973.08               0.00              0.00
          B-4                  3,002,000.00          2,897,901.49            4,399.85               0.00              0.00
          B-5                  4,128,254.00          3,985,101.07            6,050.53               0.00              0.00
          A-IO                         0.00                  0.00                0.00               0.00              0.00
           R                           0.00                  0.00                0.00               0.00              0.00
          LTR                          0.00                  0.00                0.00               0.00              0.00

Totals                       375,227,254.00        116,562,188.48          176,974.98       3,385,405.01              0.00


                                        Principal Distribution Statement (continued)

         Class                   Realized              Total                 Ending             Ending                 Total
                                     Loss          Principal            Certificate        Certificate             Principal
                                                   Reduction                Balance         Percentage          Distribution
          A-1                        0.00       3,521,683.21          86,236,119.29         0.24819006          3,521,683.21
          B-1                        0.00          15,123.93           9,946,050.44         0.96385797             15,123.93
          B-2                        0.00           7,149.39           4,701,699.20         0.96385797              7,149.39
          B-3                        0.00           7,973.08           5,243,387.38         0.96385797              7,973.08
          B-4                        0.00           4,399.85           2,893,501.64         0.96385797              4,399.85
          B-5                        0.00           6,050.53           3,979,050.54         0.96385797              6,050.53
         A-IO                        0.00               0.00                   0.00         0.00000000                  0.00
           R                         0.00               0.00                   0.00         0.00000000                  0.00
          LTR                        0.00               0.00                   0.00         0.00000000                  0.00

Totals                               0.00       3,562,379.99         112,999,808.49         0.30115032          3,562,379.99




                                            Principal Distribution Factors Statement

         Class                      Original            Beginning            Scheduled          UnScheduled            Accretion
                                        Face          Certificate            Principal            Principal
                                      Amount              Balance         Distribution        Distribution
          A-1                 347,460,000.00         258.32556985           0.39221263           9.74329422           0.00000000
          B-1                  10,319,000.00         965.32361372           1.46563911           0.00000000           0.00000000
          B-2                   4,878,000.00         965.32361419           1.46563961           0.00000000           0.00000000
          B-3                   5,440,000.00         965.32361397           1.46563971           0.00000000           0.00000000
          B-4                   3,002,000.00         965.32361426           1.46563957           0.00000000           0.00000000
          B-5                   4,128,254.00         965.32361381           1.46563898           0.00000000           0.00000000
         A-IO                           0.00           0.00000000           0.00000000           0.00000000           0.00000000
           R                            0.00           0.00000000           0.00000000           0.00000000           0.00000000
          LTR                           0.00           0.00000000           0.00000000           0.00000000           0.00000000



                                      Principal Distribution Factors Statement (continued)

         Class                      Realized                Total                Ending              Ending                Total
                                        Loss            Principal           Certificate         Certificate            Principal
                                                        Reduction               Balance          Percentage         Distribution
          A-1                     0.00000000          10.13550685          248.19006300          0.24819006          10.13550685
          B-1                     0.00000000           1.46563911          963.85797461          0.96385797           1.46563911
          B-2                     0.00000000           1.46563961          963.85797458          0.96385797           1.46563961
          B-3                     0.00000000           1.46563971          963.85797426          0.96385797           1.46563971
          B-4                     0.00000000           1.46563957          963.85797468          0.96385797           1.46563957
          B-5                     0.00000000           1.46563898          963.85797482          0.96385797           1.46563898
         A-IO                     0.00000000           0.00000000            0.00000000          0.00000000           0.00000000
           R                      0.00000000           0.00000000            0.00000000          0.00000000           0.00000000
          LTR                     0.00000000           0.00000000            0.00000000          0.00000000           0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                 Accrual        Accrual        Current            Beginning             Current        Payment of
                                Dates           Days     Certificate         Certificate/             Accrued    Unpaid Interest
                                                                Rate             Notional            Interest      Shortfall (1)
                                                                                  Balance
          A-1             10/01/13 - 10/30/13    30         3.90000%        89,757,802.50          291,712.86               0.00
          B-1             10/01/13 - 10/30/13    30         4.55465%         9,961,174.37           37,808.07               0.00
          B-2             10/01/13 - 10/30/13    30         4.55465%         4,708,848.59           17,872.64               0.00
          B-3             10/01/13 - 10/30/13    30         4.55465%         5,251,360.46           19,931.76               0.00
          B-4             10/01/13 - 10/30/13    30         4.55465%         2,897,901.49           10,999.11               0.00
          B-5             10/01/13 - 10/30/13    30         4.55465%         3,985,101.07           15,125.62               0.00
          A-IO            10/01/13 - 10/30/13    30         0.65465%        89,757,802.50           48,966.74               0.00
           R                              N/A   N/A         4.55672%                 0.00                0.00               0.00
          LTR                             N/A   N/A         0.00000%                 0.00                0.00               0.00

Totals                                                                                             442,416.80               0.00




                                           Interest Distribution Statement (continued)

         Class                        Current        Non-Supported                Total            Remaining               Ending
                                     Interest             Interest             Interest      Unpaid Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution         Shortfall(1)             Notional
                                                                                                                          Balance
          A-1                            0.00                 0.00           291,712.86                 0.00        86,236,119.29
          B-1                            0.00                 0.00            37,808.07                 0.00         9,946,050.44
          B-2                            0.00                 0.00            17,872.64                 0.00         4,701,699.20
          B-3                            0.00                 0.00            19,931.76                 0.00         5,243,387.38
          B-4                            0.00                 0.00            10,999.11                 0.00         2,893,501.64
          B-5                            0.00                 0.00            15,125.62                 0.00         3,979,050.54
          A-IO                           0.00                 0.00            48,966.74                 0.00        86,236,119.29
           R                             0.00                 0.00                 0.00                 0.00                 0.00
          LTR                            0.00                 0.00                 0.00                 0.00                 0.00

Totals                                   0.00                 0.00           442,416.80                 0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.


                                           Interest Distribution Factors Statement

         Class                        Original         Current           Beginning               Current           Payment of
                                          Face     Certificate         Certificate/              Accrued       Unpaid Interest
                                        Amount            Rate             Notional             Interest         Shortfall (1)
                                                                            Balance
          A-1                   347,460,000.00        3.90000%         258.32556985           0.83955811            0.00000000
          B-1                    10,319,000.00        4.55465%         965.32361372           3.66392771            0.00000000
          B-2                     4,878,000.00        4.55465%         965.32361419           3.66392784            0.00000000
          B-3                     5,440,000.00        4.55465%         965.32361397           3.66392647            0.00000000
          B-4                     3,002,000.00        4.55465%         965.32361426           3.66392738            0.00000000
          B-5                     4,128,254.00        4.55465%         965.32361381           3.66392669            0.00000000
         A-IO                             0.00        0.65465%         258.32556985           0.14092770            0.00000000
           R                              0.00        4.55672%           0.00000000           0.00000000            0.00000000
          LTR                             0.00        0.00000%           0.00000000           0.00000000            0.00000000



                                       Interest Distribution Factors Statement (continued)

         Class                       Current         Non-Supported                Total    Remaining Unpaid              Ending
                                    Interest              Interest             Interest            Interest         Certificate/
                                Shortfall(1)             Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A-1                     0.00000000            0.00000000           0.83955811          0.00000000         248.19006300
          B-1                     0.00000000            0.00000000           3.66392771          0.00000000         963.85797461
          B-2                     0.00000000            0.00000000           3.66392784          0.00000000         963.85797458
          B-3                     0.00000000            0.00000000           3.66392647          0.00000000         963.85797426
          B-4                     0.00000000            0.00000000           3.66392738          0.00000000         963.85797468
          B-5                     0.00000000            0.00000000           3.66392669          0.00000000         963.85797482
         A-IO                     0.00000000            0.00000000           0.14092770          0.00000000         248.19006300
           R                      0.00000000            0.00000000           0.00000000          0.00000000           0.00000000
          LTR                     0.00000000            0.00000000           0.00000000          0.00000000           0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.



                      Certificateholder Account Statement

                              CERTIFICATE ACCOUNT

Beginning Balance                                                           0.00

Deposits
    Payments of Interest and Principal                              4,030,780.30
    Reserve Funds and Credit Enhancements                                   0.00
    Proceeds from Repurchased Loans                                         0.00
    Servicer Advances                                                   4,216.02
    Gains & Subsequent Recoveries (Realized Losses)                         0.00
Total Deposits                                                      4,034,996.32

Withdrawals
    Reserve Funds and Credit Enhancements                                   0.00
    Reimbursement for Servicer Advances                                 4,215.80
    Total Administration Fees                                          25,983.73
    Payment of Interest and Principal                               4,004,796.79
Total Withdrawals (Pool Distribution Amount)                        4,034,996.32

Ending Balance                                                              0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.


                     PREPAYMENT/CURTAILMENT INTEREST SHORTFALL

Total Prepayment/Curtailment Interest Shortfall                                0.00
Servicing Fee Support                                                          0.00
Non-Supported Prepayment/Curtailment Interest Shortfall                        0.00



                              ADMINISTRATION FEES

Gross Servicing Fee*                                                   24,283.81
Master Service Fee - Wells Fargo Bank NA                                1,699.92
Supported Prepayment/Curtailment Interest Shortfall                         0.00

Total Administration Fees                                              25,983.73

*Servicer Payees include: FIRST REPUBLIC BANK; PHH MORTGAGE CORPORATION; SELECT PORTFOLIO
SERVICING,INC; SUNTRUST MORTGAGE,  INC.; WELLS FARGO BANK, N.A.



                                  Collateral Statement

Group                                                                            Total
Collateral Description                                                     Mixed Fixed
Weighted Average Coupon Rate                                                  4.822250
Weighted Average Net Rate                                                     4.572250
Weighted Average Pass-Through Rate                                            4.554749
Weighted Average Remaining Term                                                    326
Principal and Interest Constant                                             645,385.01
Beginning Loan Count                                                               165
Loans Paid in Full                                                                   3
Ending Loan Count                                                                  162
Beginning Scheduled Balance                                             116,562,188.60
Ending Scheduled Balance                                                112,999,808.61
Actual Ending Collateral Balance                                        113,130,189.14
Scheduled Principal                                                         176,974.98
Unscheduled Principal                                                     3,385,405.01
Negative Amortized Principal                                                      0.00
Scheduled Interest                                                          468,410.03
Servicing Fees                                                               24,283.81
Master Servicing Fees                                                         1,699.92
Trustee Fee                                                                       0.00
FRY Amount                                                                        0.00
Special Hazard Fee                                                                0.00
Other Fee                                                                         0.00
Pool Insurance Fee                                                                0.00
Spread 1                                                                          0.00
Spread 2                                                                          0.00
Spread 3                                                                          0.00
Net Interest                                                                442,426.30
Realized Loss Amount                                                              0.00
Cumulative Realized Loss                                                          0.00
Percentage of Cumulative Losses                                                 0.0000
Special Servicing Fee                                                             0.00


                            Additional Reporting - Deal Level

                                 Miscellaneous Reporting
Senior Percentage                                                              77.004219%
Senior Prepayment Percentage                                                  100.000000%
Subordinate Percentage                                                         22.995781%
Subordinate Prepayment Percentage                                               0.000000%

                                 Trigger Event Reporting
Modifications within 12 months                                                       0.00
DELINQUENCY
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.000000%
CUMLOSS
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Shifting Interest  Delinquency/Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%


                               Delinquency Status - MBA Delinquency Calculation Method


            DELINQUENT           BANKRUPTCY           FORECLOSURE          REO                 Total
            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Actual Balance       Actual Balance       Actual Balance       Actual Balance      Actual Balance
0-29 Days                        0                    0                    0                   0
                                 0.00                 0.00                 0.00                0.00

30 Days     1                    0                    0                    0                   1
            777,045.57           0.00                 0.00                 0.00                777,045.57

60 Days     0                    0                    0                    0                   0
            0.00                 0.00                 0.00                 0.00                0.00

90 Days     0                    0                    0                    0                   0
            0.00                 0.00                 0.00                 0.00                0.00

120 Days    0                    0                    0                    0                   0
            0.00                 0.00                 0.00                 0.00                0.00

150 Days    0                    0                    0                    0                   0
            0.00                 0.00                 0.00                 0.00                0.00

180+ Days   0                    0                    0                    0                   0
            0.00                 0.00                 0.00                 0.00                0.00

Totals      1                    0                    0                    0                   1
            777,045.57           0.00                 0.00                 0.00                777,045.57

            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Actual Balance       Actual Balance       Actual Balance       Actual Balance      Actual Balance
0-29 Days                        0.000000%            0.000000%            0.000000%           0.000000%
                                 0.000000%            0.000000%            0.000000%           0.000000%

30 Days     0.617284%            0.000000%            0.000000%            0.000000%           0.617284%
            0.686860%            0.000000%            0.000000%            0.000000%           0.686860%

60 Days     0.000000%            0.000000%            0.000000%            0.000000%           0.000000%
            0.000000%            0.000000%            0.000000%            0.000000%           0.000000%

90 Days     0.000000%            0.000000%            0.000000%            0.000000%           0.000000%
            0.000000%            0.000000%            0.000000%            0.000000%           0.000000%

120 Days    0.000000%            0.000000%            0.000000%            0.000000%           0.000000%
            0.000000%            0.000000%            0.000000%            0.000000%           0.000000%

150 Days    0.000000%            0.000000%            0.000000%            0.000000%           0.000000%
            0.000000%            0.000000%            0.000000%            0.000000%           0.000000%

180+ Days   0.000000%            0.000000%            0.000000%            0.000000%           0.000000%
            0.000000%            0.000000%            0.000000%            0.000000%           0.000000%

Totals      0.617284%            0.000000%            0.000000%            0.000000%           0.617284%
            0.686860%            0.000000%            0.000000%            0.000000%           0.686860%


Please refer to CTSLink.com for a list of delinquency code descriptions.


Current Period Class A Insufficient Funds                                      0.00
Principal Balance of Contaminated Properties                                   0.00
Periodic Advance                                                           4,216.02








            REO Detail - All Mortgage Loans in REO during Current Period

 Summary - No REO Information to report this period.


            REO Loan Detail - All Mortgage Loans in REO during Current Period

                                              Month
                                               Loan             First                                             Original
                               Loan         Entered           Payment                          LTV at            Principal
        Group                Number             REO              Date         State       Origination              Balance

                     No REO Loans this Period



           REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                                 Current              Paid                       Current       Approximate
                               Loan               Actual                To         Months           Loan        Delinquent
        Group                Number              Balance              Date     Delinquent           Rate          Interest

                     No REO Loans this Period





            Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

 Summary - No Foreclosure Information to report this period.


            Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                              Month
                                               Loan             First                                             Original
                               Loan         Entered           Payment                          LTV at            Principal
       Group                 Number              FC              Date         State       Origination              Balance

                     No Foreclosure Loans this Period



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                       Current       Approximate
                               Loan               Actual                To         Months           Loan        Delinquent
        Group                Number              Balance              Date     Delinquent           Rate          Interest

                     No Foreclosure Loans this Period





            Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

 Summary - No Bankruptcy Information to report this period.


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

       Group                   Loan      Month Loan              First        State            LTV at             Original
                             Number         Entered            Payment                     Origination           Principal
                                         Bankruptcy               Date                                             Balance

                    No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

       Group                   Loan              Current           Paid To        Months         Current       Approximate
                             Number               Actual              Date     Delinquent      Loan Rate        Delinquent
                                                 Balance                                                          Interest

                     No Bankruptcy Loans this Period



            Realized Loss Detail Report - Loans with Losses during Current Period

                                                      Inactive
                          # Loans           Liquidated             Realized             Current
                             with               Actual          Loss/(Gain)                Loss
       Group               Losses              Balance               Amount          Percentage
       Total                    0                 0.00                 0.00             0.000 %



            Realized Loss Detail Report - Loans with Losses during Current Period (continued)

                                                       Active
                          # Loans               Ending            Realized              Current
                             with               Actual         Loss/(Gain)                 Loss
       Group               Losses              Balance              Amount           Percentage
       Total                    0                 0.00                0.00              0.000 %



            Realized Loss Detail Report - Loans with Losses during Current Period (continued)

                                                       Totals
                          # Loans        Liquidated or             Realized             Current
                             with        Ending Actual          Loss/(Gain)                Loss
       Group               Losses              Balance               Amount          Percentage

       Total                    0                 0.00                 0.00             0.000 %



            Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                               Original       Current
                               Loan           Principal          Note                     LTV at      Original
       Group                 Number             Balance          Rate      State     Origination          Term


                    No Losses this Period




           Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                         Liquidated or      Liquidation                             Cumulative
                               Loan      Ending Actual        Effective           Realized            Realized
        Group                Number            Balance             Date        Loss/(Gain)         Loss/(Gain)

                     No Losses this Period



                                     Realized Loss Report - Collateral


   Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): Sum(Beg Scheduled Balance of Liquidated Loans) / Sum(Beg Scheduled
Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if
WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS - 60) * 0.0095)) else if WAS is greater than
120 then CDR / 0.03
Cumulative Loss Severity: Sum(All Realized Losses) / Sum(Actual Liquidated Balance for loans that have experienced a loss). 3 Month Average and 12 Month Average will not have values until the 3rd and 12th month respectively.


           Prepayment Detail - Prepayments during Current Period

Summary
                                  Loans Paid In Full                            Repurchased Loans


                                      Original            Current                    Original            Current
                                     Principal          Scheduled                   Principal          Scheduled
       Group            Count          Balance            Balance      Count          Balance            Balance
Total                       3     3,515,000.00       3,370,003.70          0             0.00               0.00



            Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                  Substitution Loans                             Liquidated Loans                     Curtailments

                                      Original            Current                    Original           Current
                                     Principal          Scheduled                   Principal         Scheduled        Curtailment
       Group            Count          Balance            Balance      Count          Balance           Balance             Amount
Total                       0             0.00               0.00          0             0.00              0.00          20,392.51



            Prepayment Loan Detail - Prepayments during Current Period

                                                                              First           Original
                               Loan                        LTV at           Payment          Principal          Prepayment
        Group                Number      State        Origination              Date            Balance              Amount
       Summary           0909000128         NY           21.82          01-Jan-2011       1,920,000.00        1,827,970.16
       Summary           3000000671         NJ           40.00          01-Aug-2011       1,000,000.00          962,502.81
       Summary           3000000794         CA           45.77          01-Aug-2011         595,000.00          574,539.53



            Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                     Current
                               Loan                        PIF          Months          Loan      Original
        Group                Number                       Type      Delinquent          Rate          Term       Seasoning
       Summary           0909000128          Loan Paid in Full               0        4.650%           360              34
       Summary           3000000671          Loan Paid in Full               0        4.700%           360              27
       Summary           3000000794          Loan Paid in Full               0        5.200%           360              27


           Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period

                                                             Prepayment          Prepayment
Summary                     Loan              Prior             Penalty             Penalty
                           Count            Balance              Amount              Waived
Total                          0               0.00                0.00                0.00



            Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                              Paid In                             Prepayment         Prepayment
                               Loan              Full               Prior            Penalty            Penalty
       Group                 Number              Date             Balance             Amount             Waived


                    No Prepayment Penalties this Period



                                        Prepayment Rates

 Summary

    SMM                                      CPR                                       PSA
    Current Month            2.909%          Current Month            29.829%          Current Month           497.147%
    3 Month Average          3.944%          3 Month Average          36.972%          3 Month Average         616.204%
    12 Month Average         5.312%          12 Month Average         46.850%          12 Month Average        875.781%

              CPR: Current vs. 12mo Average*                          PSA: Current vs. 12mo Average*
             Month          Current       12mo Avg.                  Month          Current       12mo Avg.
          Dec-2012          38.801%         37.071%               Dec-2012         860.352%      1,094.399%
          Jan-2013          59.194%         40.236%               Jan-2013       1,260.090%      1,121.416%
          Feb-2013          57.735%         43.173%               Feb-2013       1,179.163%      1,143.850%
          Mar-2013          62.342%         44.797%               Mar-2013       1,228.832%      1,112.345%
          Apr-2013          49.390%         46.456%               Apr-2013         936.290%      1,104.710%
          May-2013          44.009%         46.644%               May-2013         801.678%      1,058.857%
          Jun-2013          59.373%         48.617%               Jun-2013       1,043.176%      1,055.124%
          Jul-2013          33.023%         50.007%               Jul-2013         560.879%      1,062.800%
          Aug-2013          47.418%         51.118%               Aug-2013         790.294%      1,051.542%
          Sep-2013          54.959%         51.909%               Sep-2013         915.990%      1,030.205%
          Oct-2013          26.128%         49.500%               Oct-2013         435.475%        953.775%
          Nov-2013          29.829%         46.850%               Nov-2013         497.147%        875.781%

        *The text reported in the above table is                *The text reported in the above table is
        presented graphically on the monthly bond               presented graphically on the monthly bond
        remittance report. The monthly bond remittance          remittance report. The monthly bond remittance
        report can be viewed online at www.ctslink.com.         report can be viewed online at www.ctslink.com.


Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled
Balance - Scheduled Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled
Balance/Deal Scheduled Principal Balance))


                       Modification Summary

                                           Loan Count    Loan Count         Loan          Current            Current     Current
                                           (Numerator) (Denominator)     Count %        Scheduled          Scheduled   Scheduled
                                                                                          Balance            Balance   Balance %
                                                                                      (Numerator)      (Denominator)
Number of loans modified within the past        0             1           0.000%             0.00         774,922.94      0.000%
12 months that are currently delinquent
(against the total number of loans
delinquent within the deal)

Number of modified loans that have passed       0             0           0.000%             0.00               0.00      0.000%
the loan modification performance test
(against the total number of modified
loans)

Number of loans modified in the current         0           162           0.000%             0.00     112,999,808.61      0.000%
cycle (against the number of loans within
the deal)

Number of modified loans (against the           0           162           0.000%             0.00     112,999,808.61      0.000%
total number of loans within the deal)

Number of loans modified within the last        0             0           0.000%             0.00               0.00      0.000%
12 months (against the total number of
modified loans within the deal)

Number of loans modified within the last        0           162           0.000%             0.00     112,999,808.61      0.000%
12 months (against the total number of
loans within the deal)

Number of modified loans that are not           0             0           0.000%             0.00               0.00      0.000%
currently delinquent after the
modification (against the number of
modified loans within the deal)

Number of loans modified in the current         0             0           0.000%             0.00               0.00      0.000%
cycle that are not currently delinquent
(against the number of loans modified in
the current cycle)

Number of loans modified in the current         0             0           0.000%             0.00               0.00      0.000%
cycle that are currently delinquent
(against the number of loans modified in
the current cycle)

Number of modified loans that were not          0             0           0.000%             0.00               0.00      0.000%
delinquent at the time of the
modification (against the number of loans
modified within the deal)

Number of modified loans that were              0             0           0.000%             0.00               0.00      0.000%
delinquent at the time of the
modification (against the total number of
loans modified within the deal)

Delinquencies are classified based on the logic set forth in the governing documents.

If a loan is modified in the first month of the security it is assumed the loan is delinquent.

This summary excludes inactive loans.



                             Modification Detail

  Modification Detail Summary
                                                                  Current
                                      Original            Current                         Capitalized
                         Loan        Principal          Scheduled       Capitalized     Reimbursement            Total
                        Count          Balance            Balance            Amount            Amount      Forgiveness
Total                       0             0.00               0.00              0.00              0.00             0.00



                             Modification Detail (continued)

  Modification Detail Summary
                                                                Cumulative
                                      Original            Current                         Capitalized
                         Loan        Principal          Scheduled       Capitalized     Reimbursement            Total
                        Count          Balance            Balance            Amount            Amount      Forgiveness
Total                       0             0.00               0.00              0.00              0.00             0.00



  Current Month Modification Detail

                     Mod Appr                                                   No of
                     Date/Mod          Total          Total                     Times                   No of
    Loan Number/    Effective    Capitalized    Capitalized          Total       Loan                  Months                  Loan
Original Balance         Date         Amount  Reimb. Amount    Forgiveness   Modified                 Delinq.                Status

                No Modifications this Period



  Current Month Modification Detail (continued)

   Loan Number/                    Next Due  Interest          Payment     Maturity         Balloon       Balloon       Scheduled
Original Balance                       Date      Rate           Amount         Date          Amount          Date         Balance

                No Modifications this Period



  Historical Modification Detail

                     Mod Appr                                                   No of
                     Date/Mod          Total          Total                     Times                   No of
    Loan Number/    Effective    Capitalized    Capitalized          Total       Loan                  Months                  Loan
Original Balance         Date         Amount  Reimb. Amount    Forgiveness   Modified                 Delinq.                Status

                No Modifications Prior to this Period



  Historical Modification Detail (continued)

   Loan Number/                    Next Due  Interest          Payment     Maturity         Balloon       Balloon       Scheduled
Original Balance                       Date      Rate           Amount         Date          Amount          Date         Balance

                No Modifications Prior to this Period



                       Modified Data Elements

                                                                          Original  % of Original         Current    % of Current
      CURRENT PERIOD SUMMARY                 # of            % of        Principal      Principal       Scheduled       Scheduled
                                    Modifications   Modifications          Balance        Balance         Balance         Balance

                       No Modifications to report this Period *


                                                                          Original  % of Original         Current    % of Current
        CUMULATIVE SUMMARY                   # of            % of        Principal      Principal       Scheduled       Scheduled
                                    Modifications   Modifications          Balance        Balance         Balance         Balance

                       No Modifications to report *



  Current Modified Data Elements Detail

                  Modification    Modification       Original         Current    Interest   Principal     Maturity   Scheduled
                      Approved       Effective      Principal       Scheduled        Rate     Balance         Date         P&I
   Loan Number            Date            Date        Balance         Balance      Change      Change       Change      Change

                 No Modifications this Period *



  Current Modified Data Elements Detail (continued)

                     Balloon      Balloon       ARM to    Fixed to   IO to Fully          Fully
                        Date          Amt        Fixed         ARM    Amortizing     Amortizing    Streamlined
   Loan Number        Change       Change       Change      Change        Change   to IO Change   Modification

                 No Modifications this Period *


For Additional Footnote information, please see bottom of the Historical Modified Data Elements Detail Section.


  Historical Modified Data Elements Detail

                  Modification    Modification       Original         Current    Interest   Principal     Maturity   Scheduled
                      Approved       Effective      Principal       Scheduled        Rate     Balance         Date         P&I
   Loan Number            Date            Date        Balance         Balance      Change      Change       Change      Change

                 No Modifications Prior to this Period *



  Historical Modified Data Elements Detail (continued)

                     Balloon      Balloon       ARM to    Fixed to   IO to Fully          Fully
                        Date          Amt        Fixed         ARM    Amortizing     Amortizing    Streamlined
   Loan Number        Change       Change       Change      Change        Change   to IO Change   Modification

                 No Modifications Prior to this Period *



* Loans that are listed in the Modification Detail Section, and are not listed in the Modified Data Elements Section may have been reported prior to November 2008 or incurred one or more ARM Parameter changes.


                             Future Modifications

  Future Modification Summary
                                       Original           Current
                         Loan        Principal          Scheduled
                        Count           Balance           Balance
Total                       0             0.00               0.00



Future Modification Detail

                                    Modification
                       Original  Approved Date/                                           No of
                      Principal     Modification    Previously                           Months         Loan       Next Due
  Loan Number           Balance   Effective Date      Modified                          Delinq.       Status           Date

                No Future Modifications this Period



Future Modification Detail (continued)

                                                                                                                 Current Sched
                                       Interest        Payment      Maturity       Balloon       Balloon      Balance/Modified
  Loan Number                              Rate         Amount          Date        Amount          Date     Beginning Balance

                No Future Modifications this Period



                                                     Modifications

                         Beginning            Current
           Loan          Scheduled          Scheduled         Prior     Modified             Prior             Modified
         Number            Balance            Balance          Rate         Rate            Payment             Payment

                                           No Modifications this Period



                                                         Substitutions

                              Loans Repurchased                                         Loans Substituted
                         Current                                                         Current
           Loan        Scheduled      Current          Current             Loan         Scheduled     Current          Current
         Number          Balance         Rate          Payment           Number           Balance        Rate          Payment


                                                 No Substitutions this Period



                                 Repurchases Due to Breaches

                         Beginning
           Loan          Scheduled             Payoff       Current            Current
         Number            Balance            Balance          Rate            Payment

                      No Repurchases Due to Breaches this Period



                               Repurchases Due to Other

                         Beginning
           Loan          Scheduled             Payoff       Current            Current
         Number            Balance            Balance          Rate            Payment

                        No Repurchases Due to Other this Period



                    Interest Rate Stratification

                              Summary

           Current     Number of         Outstanding   Percentage of
     Interest Rate         Loans           Scheduled      Balance(%)
          Range(%)                        Balance($)
          < 4.000             12        5,475,508.42           4.846
    4.000   4.249             17        8,062,950.58           7.135
    4.250   4.499             13        7,842,177.41           6.940
    4.500   4.749             17       12,472,944.68          11.038
    4.750   4.999             42       31,846,265.81          28.183
    5.000   5.249             38       32,242,201.90          28.533
    5.250   5.499             19       12,665,300.02          11.208
    5.500   5.749              3        1,963,051.46           1.737
 >= 5.750                      1          429,408.33           0.380
            Total            162      112,999,808.61         100.000


                                    SUPPLEMENTAL REPORTING

Distribution Date
The 25th day of each month or, if such 25th day is not a Business Day, the next succeeding Business Day, commencing in October 2011

Determination Date
With respect to each Distribution Date, the 16th day of the month in which such Distribution Date occurs, or, if such 16th day is not a Business Day, the next succeeding Business Day; provided, however, that with respect to a Servicer and such Servicer's Advance obligations pursuant to the related Servicing Agreement, the Determination
Date is the date set forth in the related Servicing Agreement

Closing Date
September 27, 2011

Servicer Remittance Date
The 18th day of each calendar month or, if such 18th day is not a Business Day, the next succeeding Business Day, commencing in October 2011

Record Date
As to any Distribution Date, the last Business Day of the month preceding the month of such Distribution Date
(or the Closing Date, in the case of the first Distribution Date)

Information Relating to Forbearance Modification Reporting
Wells Fargo's practice, as master servicer, securities administrator or trustee, is to report and allocate principal forborne in connection with mortgage loan modifications ('Forborne Principal') as losses or non-losses, including mortgage loan modifications made pursuant to the Home Affordability Modification Program, as explicitly and clearly reported to Wells Fargo by the servicer of the modified loan. From time to time, Wells Fargo may receive information from a servicer that revises or clarifies the servicer's intent about its treatment of Forborne Principal ('Supplemental
Servicer Reporting'). If this occurs, Wells Fargo's practice is to revise its reporting of Forborne Principal to conform to the Supplemental Servicer Reporting. This may result in the recognition and allocation of Forborne
Principal as a loss after the modification date of a mortgage loan by the servicer or the reversal of a prior recognition and allocation of Forborne Principal as a loss.
Reclassification of Forborne Principal
Wells Fargo's practice is to classify, or reclassify, Forborne Principal on the first distribution date on which it is reasonably practicable to do so after Wells Fargo determines that it has received the Supplemental Servicer
Reporting, which, due to the time and effort necessary to review, verify, and process such Supplemental Servicer
Reporting, may be several reporting periods after Wells Fargo determines that it has received such reporting (such distribution date, the 'Target Reporting Date').

Information Relating to Forbearance Modification Reporting, continued
Restatement of Distribution Reports to Loan Modification Date
Wells Fargo will not restate distribution reports to reflect losses or gains attributable to Forborne Principal as of the date the servicer modified the loan if the Target Reporting Date is later than the normal reporting cycle for monthly servicer activities.
Restatement to Target Reporting Date
In certain circumstances, Wells Fargo may restate distribution reports from the Target Reporting Date if Wells
Fargo determines that it did not apply Forborne Principal in the manner specified in the Supplemental Servicer
Reporting on the Target Reporting Date. Wells Fargo's practice is to restate previous distribution reports to the Target Reporting Date only if the restatement would have a significant impact on cash distributions to any class of certificates after the Target Reporting Date. If Wells Fargo determines that restating previous distribution reports to the Target Reporting Date would have a significant impact on cash distributions to any class of certificates after the Target Reporting Date, then Wells Fargo's practice is to restate the distribution reports to the Target
Reporting Date and include additional footnoting or reporting describing the restatement.

